CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) ¥ in Thousands, $ in Thousands													1 Months Ended	12 Months Ended
	Nov. 27, 2020 USD ($) shares	Feb. 10, 2020 USD ($) shares	Jul. 04, 2019 USD ($) shares	Mar. 08, 2019 USD ($) shares	Dec. 18, 2018 USD ($) shares	Nov. 02, 2017 USD ($) shares	Feb. 10, 2017 USD ($) shares	Aug. 15, 2016 USD ($) shares	Jul. 07, 2016 USD ($) shares	Apr. 08, 2015 USD ($) shares	Dec. 16, 2014 USD ($) shares	May 20, 2014 USD ($) shares	Jun. 30, 2021 shares	Dec. 31, 2022	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares
Temporary Equity [Line Items]
Proceeds from Issuance of Redeemable Convertible Preferred Stock | ¥																	¥ 2,803,114
Common Class A
Temporary Equity [Line Items]
Conversion of preferred shares to ordinary shares, Shares | shares													551,352,134
Series A Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Outstanding | shares																	60,000,000	60,000,000	60,000,000
Temporary equity issued during the period shares | shares												60,000,000
Proceeds from Issuance of Redeemable Convertible Preferred Stock												$ 3,000
Stock issuance costs												$ 20
Accretion on convertible redeemable preferred shares to redemption value | ¥															¥ 1,057		¥ 2,743
Series B Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Outstanding | shares																	40,000,000	40,000,000	40,000,000
Temporary equity issued during the period shares | shares											26,666,667
Proceeds from Issuance of Redeemable Convertible Preferred Stock											$ 4,000
Stock issuance costs											$ 41
Accretion on convertible redeemable preferred shares to redemption value | ¥															2,006		¥ 5,191
Series B Convertible Redeemable Preferred Stock | TECHWOLF LIMITED
Temporary Equity [Line Items]
Temporary equity issued during the period shares | shares											13,333,333
Series E Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Outstanding | shares																	144,073,367	144,073,367	144,073,367
Temporary equity issued during the period shares | shares					83,474,263
Proceeds from Issuance of Redeemable Convertible Preferred Stock					$ 130,000
Stock issuance costs					$ 3,376
Accretion on convertible redeemable preferred shares to redemption value | ¥															51,072		¥ 133,704
Series E Redeemable Convertible Preferred Stock | Tranche One
Temporary Equity [Line Items]
Temporary equity issued during the period shares | shares				32,373,031
Proceeds from Issuance of Redeemable Convertible Preferred Stock				$ 55,000
Stock issuance costs				$ 1,982
Series E Redeemable Convertible Preferred Stock | Tranche Two
Temporary Equity [Line Items]
Temporary equity issued during the period shares | shares			28,226,073
Proceeds from Issuance of Redeemable Convertible Preferred Stock			$ 50,000
Stock issuance costs			$ 1,917
Series C Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Outstanding | shares																	147,068,133	147,068,133	147,068,133
Temporary equity issued during the period shares | shares										48,000,000
Proceeds from Issuance of Redeemable Convertible Preferred Stock										$ 10,000
Stock issuance costs										$ 40
Accretion on convertible redeemable preferred shares to redemption value | ¥															13,580		¥ 35,198
Series C Convertible Redeemable Preferred Stock | Tranche One
Temporary Equity [Line Items]
Temporary equity issued during the period shares | shares									45,319,316
Proceeds from Issuance of Redeemable Convertible Preferred Stock									$ 12,508
Stock issuance costs									$ 86
Series C Convertible Redeemable Preferred Stock | Tranche Two
Temporary Equity [Line Items]
Temporary equity issued during the period shares | shares								42,251,744
Proceeds from Issuance of Redeemable Convertible Preferred Stock								$ 18,000
Stock issuance costs								$ 100
Series C Convertible Redeemable Preferred Stock | Tranche Three
Temporary Equity [Line Items]
Temporary equity issued during the period shares | shares							11,497,073
Proceeds from Issuance of Redeemable Convertible Preferred Stock							$ 6,001
Stock issuance costs							$ 32
Series D Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Outstanding | shares																	60,856,049	60,856,049	60,856,049
Temporary equity issued during the period shares | shares						60,856,049
Proceeds from Issuance of Redeemable Convertible Preferred Stock						$ 43,394
Stock issuance costs						$ 1,132
Accretion on convertible redeemable preferred shares to redemption value | ¥															10,823		¥ 28,196
Series F Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Outstanding | shares																	99,354,585	99,354,585
Temporary equity issued during the period shares | shares	50,664,609	48,689,976															99,354,585	99,354,585
Proceeds from Issuance of Redeemable Convertible Preferred Stock	$ 270,000	$ 150,000
Stock issuance costs	$ 3,080	$ 1
Accretion on convertible redeemable preferred shares to redemption value | ¥															85,527		¥ 78,949
Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Outstanding | shares																	551,352,134	551,352,134	451,997,549
Temporary equity issued during the period shares | shares																	99,354,585	99,354,585
Preferred Stock convertible, conversion ratio														1
Temporary equity liquidation preference per share percentage														100.00%
Threshold shareholding percentage required for redemption notice														50.00%
Accretion on convertible redeemable preferred shares to redemption value															¥ 164,065	$ 25,284	¥ 283,981	$ 41,546
Convertible Redeemable Preferred Stock | Debt Note to Redeeming Shareholder
Temporary Equity [Line Items]
Debt instrument term														2 years
Debt instrument interest rate														10.00%
Convertible Redeemable Preferred Stock | Prior to Issuance of Series F Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary equity redemption price compound interest per annum		10.00%												10.00%
Redeemable convertible preferred stock initial Redemption start date		Jul. 05, 2024
Convertible Redeemable Preferred Stock | Post Issuance of Series F Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary equity redemption price simple interest per annum		8.00%												8.00%
Redeemable convertible preferred stock modified Redemption start date		Feb. 10, 2025